Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



                           DELAWARE CORE EQUITY FUND
                              DELAWARE DEVON FUND
                        DELAWARE GROWTH AND INCOME FUND


Dear Shareholder:

  Enclosed is a Notice of Meeting for a Special Joint Meeting of shareholders of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund. The Meeting has been called for February 19, 2004 at 4:00 p.m. Eastern time at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card, by telephone or by the Internet.

                         Please take a moment to vote!

  This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Core Equity Fund, the Devon Fund and/or the Growth and Income Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Decatur Equity Income Fund, a series of Delaware Group Equity Funds II.

  If the shareholders of your Fund approve the proposal, the Decatur Equity Income Fund will acquire substantially all of the assets and assume the liabilities of your Fund:

     o You will receive shares of the Decatur Equity Income Fund equal in value to your investment in shares of your Fund.

     o You will no longer be a shareholder of your current Fund and will become a shareholder of the Decatur Equity Income Fund.

  The transaction is being proposed because, although the Decatur Equity Income Fund has an investment objective and investment policies that are similar to your Fund (as outlined in the Joint Proxy Statement/Prospectus), the Decatur Equity Income Fund has a better long-term performance record and lower expenses compared to your Fund. Additionally, with respect to the Core Equity Fund and the Devon Fund, the asset growth has been low and we believe the projected growth in assets may not be sufficient to continue to offer them with competitive performance and high quality service to shareholders over the long term. Based on current asset levels, combining these Funds will bring the assets in the Decatur Equity Income Fund to approximately $1.6 billion, which is significantly larger than your Fund. The Decatur Equity Income Fund is managed by Delaware Management Company, which is also the investment advisor of your Fund.

  Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, telephone, or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

  Thank you for your prompt attention and participation.


                                      Sincerely,


                                      Jude T. Driscoll
                                      ---------------------------
                                      Jude T. Driscoll
                                      Chairman

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



                           DELAWARE CORE EQUITY FUND
                    (a series of Voyageur Mutual Funds III)

                              DELAWARE DEVON FUND
                  (a series of Delaware Group Equity Funds I)

                        DELAWARE GROWTH AND INCOME FUND
                  (a series of Delaware Group Equity Funds II)


                               2005 Market Street
                             Philadelphia, PA 19103

                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

                        To be held on February 19, 2004

To the Shareholders:

  NOTICE IS HEREBY GIVEN that a Special Joint Meeting (the "Meeting") of shareholders of Delaware Core Equity Fund (the "Core Equity Fund"), a series of Voyageur Mutual Funds III, Delaware Devon Fund (the "Devon Fund"), a series of Delaware Group Equity Funds I, and Delaware Growth and Income Fund (the "Growth and Income Fund"), a series of Delaware Group Equity Funds II (each, an "Acquired Fund" and a series of a "Trust"; collectively, the "Acquired Funds" and series of the "Trusts"), will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on February 19, 2004 at 4:00 p.m. Eastern time. The Meeting is being called for the following reasons:

  1. For shareholders of each Acquired Fund to vote on an Agreement and Plan of Reorganization between each Trust, on behalf of the respective Acquired Fund, and Delaware Group Equity Funds II, on behalf of Delaware Decatur Equity
Income Fund (the "Decatur Equity Income Fund"), that provides for: (i) the acquisition by the Decatur Equity Income Fund of substantially all of the assets of the Acquired Fund in exchange for shares of the Decatur Equity
Income Fund and assumption by the Decatur Equity Income Fund of the liabilities of that Acquired Fund; (ii) the pro rata distribution of shares of the Decatur Equity Income Fund to the shareholders of the Acquired Fund; and
(iii) the liquidation and dissolution of the Acquired Fund.

  2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

  The transaction contemplated by each Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

  Shareholders of record of each Acquired Fund as of the close of business on October 31, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                      By Order of the Boards of Trustees,





                                      Richelle S. Maestro
                                      ----------------------------
                                      Richelle S. Maestro
                                      Secretary
November 21, 2003

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                        Joint Proxy Statement/Prospectus


                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Cover Pages ............................................................   Cover
Summary ................................................................      2
 What is the purpose of the proposal? ..................................      2
 How will the shareholder voting be handled? ...........................      3
 What are the general tax consequences of the Transaction? .............      3
Comparisons of Some Important Features .................................      3
 How do the investment objectives and policies of each of the Acquired
  Funds and the Decatur Equity Income Fund compare? ....................      3
 What are the risks of an investment in the Funds? .....................      4
 Who manages the Decatur Equity Income Fund? ...........................      4
 What are the fees and expenses of each Fund and what might they be
  after the Transaction?................................................      4
 Where can I find more financial information about the Funds? ..........      7
 What are other key features of the Funds? .............................      7
   Transfer Agency, Accounting, Custody and Administrative Services ....      7
   Management and Administration Fees ..................................      8
   Distribution Services ...............................................      8
   Rule 12b-1 Plans ....................................................      8
   Purchase, Exchange, and Redemption Procedures .......................      9
   Dividends, Distributions and Taxes ..................................     10
Reasons for the Transaction ............................................     10
Information about the Transaction ......................................     11
 How will the Transaction be carried out? ..............................     11
 Who will pay the expenses of the Transaction? .........................     11
 What are the tax consequences of the Transaction? .....................     11
 What should I know about Decatur Equity Income Fund Shares? ...........     12
 What are the capitalizations of the Funds and what might the
  capitalization be after the Transaction?..............................     12
Comparison of Investment Objectives and Policies .......................     15
 Are there any significant differences between the investment objectives, strategies and investment policies of the Core
  Equity Fund and the Decatur Equity Income Fund? ......................     15
 Are there any significant differences between the investment objectives, strategies and investment policies of the Devon Fund and
  the Decatur Equity Income Fund? ......................................     16
 Are there any significant differences between the investment objectives, strategies and investment policies of the Growth and
  Income Fund and the Decatur Equity Income Fund?.......................     17
 How do the investment restrictions of the Acquired Funds and the
  Decatur Equity Income Fund differ?....................................     18
 What are the risk factors associated with investments in the Acquired
  Funds and the Decatur Equity Income Fund? ............................     18
Voting Information .....................................................     19
 How many votes are necessary to approve the Plan? .....................     19
 How do I ensure my vote is accurately recorded? .......................     20
 Can I revoke my proxy? ................................................     20
 What other matters will be voted upon at the Meeting? .................     20
 Who is entitled to vote? ..............................................     20
 What other solicitations will be made? ................................     20
Information about the Decatur Equity Income Fund .......................     21
Information about the Core Equity Fund .................................     21
Information about the Devon Fund .......................................     21
Information about the Growth and Income Fund ...........................     21
Information about each Fund ............................................     22
Principal Holders of Shares ............................................     22
Exhibit A -- Form of Agreement and Plan of Reorganization...............    A-1

[graphic]
                        JOINT PROXY STATEMENT/PROSPECTUS
                            Dated November 17, 2003
                          Acquisition of the assets of

                           DELAWARE CORE EQUITY FUND
                    (a series of Voyageur Mutual Funds III)

                              DELAWARE DEVON FUND
                  (a series of Delaware Group Equity Funds I)
                                      and
                        DELAWARE GROWTH AND INCOME FUND
                  (a series of Delaware Group Equity Funds II)

                        By and in exchange for shares of
                      DELAWARE DECATUR EQUITY INCOME FUND
                  (a series of Delaware Group Equity Funds II)

  This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Joint Meeting of shareholders (the "Meeting") of Delaware Core Equity Fund (the "Core Equity Fund"), a series of Voyageur Mutual Funds III, Delaware Devon Fund (the "Devon Fund"), a series of Delaware Group Equity Funds I, and Delaware Growth and Income Fund (the "Growth and Income Fund"), a series of Delaware Group Equity Funds II (each, an "Acquired Fund" and a series of a "Trust"; collectively, the "Acquired Funds" and series of the "Trusts") to vote on a separate Agreement and Plan of Reorganization (the "Plan") for each Acquired Fund. If shareholders of an Acquired Fund vote to approve the Plan, substantially all of the assets of that Acquired Fund will be acquired by Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund" and, together with the Acquired Funds, each a "Fund" and collectively, the "Funds"), a series of Delaware Group Equity Funds II (the "Acquiring Trust"), in exchange for shares of the Decatur Equity Income Fund ("Decatur Equity Income Fund Shares") and the assumption by the Decatur Equity Income Fund of the liabilities of that Acquired Fund. The principal offices of the Trusts and the Acquiring Trust are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of both the Trusts and the Acquiring Trust by telephone by calling 1-800-523-1918.

  The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on February 19, 2004 at 4:00 p.m. Eastern time. The Boards of Trustees of the Trusts, on behalf of each Acquired Fund, are soliciting these proxies. This Joint Proxy Statement/Prospectus will first be sent to shareholders on or about November 25, 2003.

  If the shareholders of your Acquired Fund vote to approve the Plan, you will receive Decatur Equity Income Fund Shares equal in value to your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

  The Decatur Equity Income Fund's investment objective is to seek total return. The investment objective of each Acquired Fund is similar to the Decatur Equity Income Fund's objective. The investment objectives of each of the Acquired Funds are as follows: the Core Equity Fund seeks long-term capital appreciation; the Devon Fund seeks total return; and the Growth and Income Fund seeks capital appreciation, with current income as a secondary objective.

  This Joint Proxy Statement/Prospectus gives the information about Decatur Equity Income Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 17, 2003 relating to this Joint Proxy Statement/Prospectus containing more information about the Decatur Equity Income Fund, the Acquired Funds and the proposed transaction has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

  The following documents are included with and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the Decatur Equity Income Fund.

     o The Prospectus, as supplemented, of the Decatur Equity Income Fund, dated January 31, 2003 (the "Decatur Equity Income Fund Prospectus").

     o The Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2002 (the "Decatur Equity Income Fund Annual Report").

     o The Semiannual Report to Shareholders of the Decatur Equity Income Fund for the six month period ended May 31, 2003 (the "Decatur Equity Income Fund Semiannual Report").

  It is anticipated that an updated prospectus and annual report for the Decatur Equity Income Fund will be available in late January 2004, and will be delivered to shareholders of the Acquired Funds when available. These documents, when available, will supersede the current prospectus, annual report and semiannual report of the Decatur Equity Income Fund, and will be incorporated by reference into this Joint Proxy Statement/Prospectus at that time.

  The Prospectus of the Core Equity Fund dated June 30, 2003 (as supplemented August 22, 2003), the Prospectus of the Devon Fund dated December 31, 2002 (as supplemented July 10, 2003 and August 22, 2003), and the Prospectus of the Growth and Income Fund dated January 31, 2003 (as supplemented May 1, 2003 and August 22, 2003) are incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Acquiring Trust or the Trusts at Attention:
Account Services, 2005 Market Street, Philadelphia, PA 19103.

  Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/ Prospectus. Any representation to the contrary is a criminal offense.

  Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                    SUMMARY


  This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. For more complete information, you should read the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A to the Joint Proxy Statement/Prospectus) and the Decatur Equity Income Fund Prospectuses, Annual Report and Semiannual Report included with this Joint Proxy Statement/Prospectus.

What is the purpose of the proposal?

  The Board of Trustees of each Trust has approved a Plan for its Acquired Fund and recommends that shareholders of its Acquired Fund approve the Plan. If shareholders of an Acquired Fund approve the Plan, that Fund's net assets will be transferred to the Decatur Equity Income Fund in exchange for an equal value of Decatur Equity Income Fund Shares. These Decatur Equity Income Fund Shares will then be distributed pro rata to the Acquired Fund's shareholders and that Acquired Fund will be liquidated and dissolved. The proposed transaction for each Acquired Fund is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."1

  This means that your shares of the Core Equity Fund, the Devon Fund and/or the Growth and Income Fund will be exchanged for an equal value of Decatur Equity Income Fund Shares. As a result, you will cease to be a shareholder of your Acquired Fund and will become a shareholder of the Decatur Equity Income Fund. This exchange will occur on a date agreed to between each Trust and the Acquiring Trust (hereafter, the "Closing Date").

  Like each Acquired Fund, the Decatur Equity Income Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"). Its investment objective and policies are similar, but not identical, to each Acquired Fund.

  For the reasons set forth below under "Reasons for the Transaction," the Boards of Trustees of each Trust and the Acquiring Trust have concluded that the Transaction is in the best interests of the respective shareholders of each Acquired Fund and the Decatur Equity Income Fund. Each Board of Trustees has also concluded that no dilution in value would result to the shareholders of each respective Fund as a result of the Transaction.

---------------

(1) Please note there is a separate Agreement and Plan for each Acquired Fund, the terms of which are substantially similar. For clarity of presentation, this Joint Proxy Statement/Prospectus refers to each separate reorganization of an Acquired Fund into the Decatur Equity Income Fund as "the Transaction."

                 The Boards of Trustees of each Trust recommend
                       that you vote to approve the Plan.


How will the shareholder voting be handled?

  Shareholders of each of the Acquired Funds will vote separately to determine whether their Fund will be reorganized into the Decatur Equity Income Fund. Shareholders of each Acquired Fund who own shares at the close of business on October 31, 2003 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority (as defined under federal law) of the outstanding voting shares of that Acquired Fund must be voted in favor of the Plan.

  Please vote by proxy as soon as you receive this Joint Proxy Statement/ Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

  It is expected that shareholders of the Core Equity Fund, the Devon Fund and the Growth and Income Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Decatur Equity Income Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of each of the Acquired Funds and the Decatur Equity Income Fund compare?

Core Equity Fund

  The Core Equity Fund and the Decatur Equity Income Fund have similar investment objectives and policies. The principal difference between the investment objectives of the Funds is that the Core Equity Fund's investment objective is to seek long-term capital appreciation, as compared to the Decatur Equity Income Fund's investment objective to seek total return. The Core Equity Fund invests primarily in equity securities of large capitalization companies that are believed to have the potential for consistent long-term earnings growth. The Decatur Equity Income Fund primarily invests in income-producing equity securities of large, well-established companies. The primary difference between the investment strategies of the Core Equity Fund and the Decatur Equity Income Fund has been that, while both Funds invest in securities with value characteristics, the Core Equity Fund also invests in securities with growth characteristics. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

Devon Fund

  The investment objective of both the Devon Fund and the Decatur Equity Income Fund is to seek total return. Although both Funds invest in securities with value characteristics, the primary difference between the investment strategies of the Devon Fund and the Decatur Equity Income Fund has been that the Devon Fund also invests in securities with growth characteristics. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

Growth and Income Fund

  The Growth and Income Fund and the Decatur Equity Income Fund have similar investment objectives which generally seek to provide total return. The principal difference between the investment strategies of the Funds is that the Growth and Income Fund's investment objective is to seek capital appreciation with current income as a secondary objective, as compared to the Decatur Equity Income Fund's investment objective to seek total return. Both the Growth and Income Fund and the Decatur

Equity Income Fund invest primarily in common stocks of large, well-established companies that the Manager believes are undervalued and have the potential to increase in price over time. Although the Growth and Income Fund and the Decatur Equity Income Fund share similar investment strategies, the Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

  For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

  As with any mutual fund, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective.

  The risks associated with an investment in the Decatur Equity Income Fund are substantially similar to the risks associated with investments in the Core Equity Fund, the Devon Fund and the Growth and Income Fund. Those risks include declines in security prices, which could be caused by problems in the economy, a decline in the stock market or poor performance in specific industries or companies in which the Funds may invest.

  Investments in the Core Equity Fund may be subject to somewhat less risk than investments in the Decatur Equity Income Fund. Unlike the Core Equity Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks. The Decatur Equity Income Fund may also have somewhat greater foreign securities risk than the Core Equity Fund.

  Investments in the Devon Fund, as compared to investments in the Decatur Equity Income Fund, may be exposed to certain futures and options risks. For defensive purposes, the Devon Fund may buy and sell futures and options, which carries the risk that a loss may occur when a security or index moves in a direction opposite from what a portfolio manager had originally anticipated. Unlike the Devon Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks.

  Investments in the Growth and Income Fund may be subject to less risk than investments in the Decatur Equity Income Fund. Unlike the Growth and Income Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks.

  For further information about the investment risks of the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Decatur Equity Income Fund?

  The management of the business and affairs of the Decatur Equity Income Fund is the responsibility of the Board of Trustees of the Acquiring Trust. The Board elects officers who are responsible for the day-to-day operations of the Fund.

  Each of the Acquired Funds and the Decatur Equity Income Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"), which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. As of September 30, 2003, the Manager and its advisory affiliates within Delaware Investments were managing in the aggregate more than $95 billion in assets.

What are the fees and expenses of each Fund and what might they be after the Transaction?

  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager has contracted to waive its fees and/or pay expenses of the Decatur Equity Income Fund for the period from January 1, 2004 through December 31, 2004 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below. This arrangement will result in lower total operating expenses for the Decatur Equity Income Fund after the Transaction.

              FEES AND EXPENSES FOR THE DECATUR EQUITY INCOME FUND
                             AND THE ACQUIRED FUNDS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Maximum Sales
                                                                  Maximum Sales                 Load on
                         Fund Names &                                Load on      Maximum      Reinvested     Redemption   Exchange
                       Classes of Shares                            Purchases       CDSC       Dividends         Fees       Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
All Funds after Transaction
   Class A                                                            5.75%         none(1)       none           none        none
   Class B                                                            none         4.00%(2)       none           none        none
   Class C                                                            none         1.00%(3)       none           none        none
   Class R                                                            none          none          none           none        none
   Institutional Class                                                none          none          none           none        none


                               OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------------
                                                                Distribution                Total Annual
                 Fund Names &                     Management    and Service      Other     Fund Operating    Fee Waivers      Net
               Classes of Shares                     Fees       (12b-1) Fees   Expenses       Expenses       & Payments    Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Decatur Equity Income Fund after Transaction
   Class A                                           0.60%         0.28%(5)      0.44%          1.32%         (0.09%)(6)     1.23%
   Class B                                           0.60%         1.00%         0.44%          2.04%         (0.09%)(6)     1.95%
   Class C                                           0.60%         1.00%         0.44%          2.04%         (0.09%)(6)     1.95%
   Class R                                           0.60%         0.60%         0.44%          1.64%         (0.09%)(6)     1.55%
   Institutional Class                               0.60%          none         0.44%          1.04%         (0.09%)(6)     0.95%

Decatur Equity Income Fund (as of November 30, 2002)
   Class A                                           0.61%         0.25%(5)      0.25%          1.11%            N/A         1.11%
   Class B                                           0.61%         1.00%         0.25%          1.86%            N/A         1.86%
   Class C                                           0.61%         1.00%         0.25%          1.86%            N/A         1.86%
   Class R                                           0.61%         0.60%         0.25%          1.46%            N/A         1.46%
   Institutional Class                               0.61%          none         0.25%          0.86%            N/A         0.86%

Core Equity Fund (as of April 30, 2003)
   Class A                                           0.65%         0.25%         1.09%          1.99%            N/A         1.99%
   Class B                                           0.65%         1.00%         1.09%          2.74%            N/A         2.74%
   Class C                                           0.65%         1.00%         1.09%          2.74%            N/A         2.74%
   Class R                                           0.65%         0.60%         1.09%          2.34%            N/A         2.34%
   Institutional Class                               0.65%          none         1.09%          1.74%            N/A         1.74%

Devon Fund (as of October 31, 2002)
   Class A                                           0.65%         0.30%         1.17%          2.12%         (0.62%)(7)     1.50%
   Class B                                           0.65%         1.00%         1.17%          2.82%         (0.62%)(7)     2.20%
   Class C                                           0.65%         1.00%         1.17%          2.82%         (0.62%)(7)     2.20%
   Class R                                           0.65%         0.60%         1.17%          2.42%         (0.62%)(7)     1.80%
   Institutional Class                               0.65%          none         1.17%          1.82%         (0.62%)(7)     1.20%

Growth and Income Fund (as of November 30, 2003)
   Class A                                           0.64%         0.30%         0.46%          1.40%            N/A         1.40%
   Class B                                           0.64%         1.00%         0.46%          2.10%            N/A         2.10%
   Class C                                           0.64%         1.00%         0.46%          2.10%            N/A         2.10%
   Class R                                           0.64%         0.60%         0.46%          1.70%            N/A         1.70%
   Institutional Class                               0.64%          none         0.46%          1.10%            N/A         1.10%


(1)A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4)Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses for Class A shares will not be more than 0.30% or less than 0.10%. Class B and Class C shares are subject to an annual 12b-1 fee of 1.00% of average daily net assets.

(6)Decatur Equity Income Fund's expenses will be capped at its existing expense level (excluding any 12b-1 fees, taxes, interest, brokerage fees, commissions, extraordinary expenses and certain insurance costs) immediately prior to the date of the merger, which may differ from 0.95%. For pro forma financial statement purposes, the expense level to be used for calculation is 0.95% which is the current expense level as of the date of the pro forma financial statements. The net expenses shown for the Decatur Equity Income Fund in the table are based on the Fund's last completed fiscal year, November 30, 2002, which differ from the current expense level as of the date of the pro forma financial statements and may differ from the level of the expense cap as of the date of the merger.

(7)The Manager has contracted to waive its fee and pay expenses through December 31, 2004 in order to prevent total operating expenses (excluding any 12-b1 fees, taxes, interest, brokerage fees, commissions and extraordinary expenses) from exceeding 1.20% of average daily net assets.

  Examples:

  The following Examples are intended to help you compare the cost of investing in an Acquired Fund with the cost of investing in the Decatur Equity Income Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.



-------------------------------------------------------------------------------------------------------------------
                                                           1 Year         3 Years         5 Years       10 Years(1)
-------------------------------------------------------------------------------------------------------------------
Decatur Equity Income Fund after Transaction(2)
   Class A                                                  $693           $  961         $1,249           $2,066
   Class B                                                  $198           $  631         $1,090           $2,177
   Class B (if redeemed)                                    $598           $  906         $1,315           $2,177
   Class C                                                  $198           $  631         $1,090           $2,362
   Class C (if redeemed)                                    $298           $  631         $1,090           $2,362
   Class R                                                  $158           $  508         $  883           $1,936
   Institutional Class                                      $ 97           $  322         $  565           $1,263

Core Equity Fund(2)
   Class A                                                  $765           $1,164         $1,586           $2,759
   Class B                                                  $277           $  850         $1,450           $2,891
   Class B (if redeemed)                                    $677           $1,125         $1,675           $2,891
   Class C                                                  $277           $  850         $1,450           $3,070
   Class C (if redeemed)                                    $377           $  850         $1,450           $3,070
   Class R                                                  $237           $  730         $1,250           $2,676
   Institutional Class                                      $177           $  548         $  944           $2,052


-------------------------------------------------------------------------------------------------------------
                                                  1 Year          3 Years          5 Years        10 Years(1)
-------------------------------------------------------------------------------------------------------------
Devon Fund(3)
   Class A                                         $719            $1,144          $1,595            $2,840
   Class B                                         $223            $  816          $1,434            $2,935
   Class B (if redeemed)                           $623            $1,091          $1,659            $2,935
   Class C                                         $223            $  816          $1,434            $3,103
   Class C (if redeemed)                           $323            $  816          $1,434            $3,103
   Class R                                         $183            $  695          $1,235            $2,709
   Institutional Class                             $122            $  512          $  927            $2,086

Growth and Income Fund(3)
   Class A                                         $709            $  993          $1,297            $2,158
   Class B                                         $213            $  658          $1,129            $2,252
   Class B (if redeemed)                           $613            $  933          $1,354            $2,252
   Class C                                         $213            $  658          $1,129            $2,431
   Class C (if redeemed)                           $313            $  658          $1,129            $2,431
   Class R                                         $173            $  536          $  923            $2,009
   Institutional Class                             $112            $  350          $  606            $1,340


(1)The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(2)The Decatur Equity Income Fund's and the Core Equity Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one year contractual period and total operating expenses without expense waivers for years two through ten.

(3)A Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that a Fund's total operating expenses remain unchanged in each of the periods we show.

Where can I find more financial information about the Funds?

  The Decatur Equity Income Fund's Annual Report and Semiannual Report, which are included with this Joint Proxy Statement/Prospectus, contain a discussion of the Fund's performance during the past fiscal year and six month period, respectively, and show per share information for each of the past five fiscal years.

  The Prospectuses and the Annual and Semiannual Reports for each Acquired Fund contain further financial information about those Funds. These documents are available upon request. (See "Information About the Core Equity Fund," "Information About the Devon Fund" and "Information About the Growth and
Income Fund.")

What are other key features of the Funds?

  Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Acquired Fund and the Decatur Equity Income Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the Decatur Equity Income Fund and Acquired Funds, on a pro rata basis.

  JPMorgan Chase Bank is the custodian of the securities and other assets of each of the Acquired Funds and the Decatur Equity Income Fund, except for the Core Equity Fund, which utilizes Mellon Bank, N.A. as its custodian. The main office of JPMorgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, PA 15258.

  Management and Administration Fees. The Manager is the investment manager of all of the Acquired Funds and the Decatur Equity Income Fund. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under each of the Fund's management agreements, the Fund pays the Manager a management fee as a percentage of average daily net assets equal to: 0.65% on the first $500 million; 0.60% on the next $500 million; 0.55% on the next $1,500 million, and 0.50% on assets in excess of $2,500 million.

  The Manager has contracted to waive its fee and pay expenses of the Devon Fund through December 31, 2004, in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, commissions and extraordinary expenses) from exceeding 1.20% of average daily net assets. The Manager has also contracted to waive that portion, if any, of the annual management fees payable by the Decatur Equity Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund for one year from the date of the Transaction (exclusive any 12b-1 plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed the total expense levels in effect immediately prior to the Transaction.

  Distribution Services. Pursuant to underwriting agreements relating to each of the Acquired Funds and the Decatur Equity Income Fund, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of each Fund's shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager. Pursuant to a contractual arrangement with the Distributor, Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of each Fund's shares through broker/dealers, financial advisors and other financial intermediaries.

  Rule 12b-1 Plans. Each Acquired Fund and the Decatur Equity Income Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to Institutional Classes of Shares. Such Shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of Shares of the Institutional Classes.

  Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

  The maximum aggregate annual fee payable by an Acquired Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.30% (0.25% for Core Equity Fund) of average daily net assets of Class A Shares; up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year; and 0.60% of average daily net assets of Class R Shares.

  The Board of Trustees of the Decatur Equity Income Fund has adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994.
Under this formula, annual 12b-1 plan expenses for Class A shares of the Decatur Equity Income Fund will not be more than 0.30% or less than 0.10%.
Like the Acquired Funds, Class B and Class C shares of the Decatur Equity Income Fund are subject to an annual 12b-1 fee of 1.00% of average daily net assets (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts), and Class R Shares are subject to an annual 12b-1 fee of 0.60% of average daily net assets.

  The Boards of Trustees for the Trusts and the Acquiring Trust may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

  Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of that Fund's shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

  Shares of a Fund may be purchased at the net asset value next determined after the Fund or its agent receives a purchase order in good order, subject to any applicable sales charge. Purchases of shares of any of the Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although the Institutional Class Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B, and C Shares. Subsequent purchases of such Classes must be at least $100, except for the minimum subsequent purchase amount for new shareholder accounts in the Decatur Equity Income Fund, which must be at least $25. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the Manager or the sub-advisor or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250; shares purchased in connection with a Coverdell Education Savings Account are subject to an initial purchase of $500; and a minimum subsequent purchase of $25 is applicable to all Funds. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for Class R Shares or the Institutional Classes, but certain eligibility requirements must be satisfied.

  Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

  Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

  Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

  Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase;
(ii) 3.25% if shares are redeemed during the second year of purchase; (iii) 2.75% if shares are redeemed during the third or fourth year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth years following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase, at which time, Class B shares are subject to automatic conversion to Class A Shares.

  Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

  Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

  Institutional Class Shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge, or Rule 12b-1 Plan expenses.

  Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificate form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the Acquired Funds will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

  Dividends, Distributions and Taxes. Each Acquired Fund declares and makes payment of dividends from its net investment income, if any, on an annual basis and the Decatur Equity Income Fund declares and makes payment of dividends from its net investment income, if any, on a quarterly basis. The amount of these dividends will vary depending on changes in the Funds' net investment income. Payments from net realized securities profits (capital gains) of each Fund, if any, will be distributed annually. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds.

  Distributions, whether received in cash or in additional shares, are generally subject to income tax. On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA), which changes the tax rates on certain types of distributions. You should consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund, subject to the rules for qualified dividends enacted by JAGTRRA, is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information for the Decatur Equity Income Fund under the heading "Dividends and Realized Securities Profits Distributions and Taxes," the current Statement of Additional Information for the Core Equity Fund under the heading "Distributions and Taxes," the current Statement of Additional Information for the Devon Fund under the heading "Taxes," and the current Statement of Additional Information for the Growth and Income Fund under the heading "Taxes."

                          REASONS FOR THE TRANSACTION

  The Boards of Trustees of the Trusts, on behalf of the Acquired Funds, have recommended the Transaction because they believe that, with the Decatur Equity Income Fund's better long-term performance record and lower expenses, it will benefit each Acquired Fund's shareholders. Additionally, with respect to the Core Equity Fund and the Devon Fund, the recent asset growth has been relatively low and the projected growth in assets may not be sufficient to continue to offer competitive performance and high quality service to shareholders over the long term. Combining these Funds will bring the assets in the Decatur Equity Income Fund to approximately $1.6 billion, which is significantly larger than any Acquired Fund.

  The Plan was presented to the Boards of Trustees of the Trusts at a meeting of the Boards on August 21, 2003. At the meeting, the Boards questioned management about the potential benefits and costs to shareholders of each Acquired Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Boards of Trustees considered, among other things: the advantages and benefits, as well as the disadvantages and costs to shareholders; the expense ratios of the Decatur Equity Income Fund and each Acquired Fund and the impact of contractual fees waivers thereon; the comparative investment performance of the Decatur Equity Income Fund and each Acquired Fund; the compatibility of the investment objectives, policies, restrictions and investments of each of the Acquired Funds with those of the Decatur Equity Income Fund; the tax consequences of the Transaction; and the significant experience of the Manager. Additionally, each Board of Trustees believes that the investment strategy of the Decatur Equity Income Fund affords a better opportunity for sustainable positive results than each Acquired Fund's investment strategy.

  The Boards of Trustees of the Trusts and the Acquiring Trust approved the Plan, concluding that the Transaction is in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of each respective Fund from the Transaction. The Board of each Trust then decided to recommend that shareholders of the Acquired Funds vote to approve the Transaction. As required by law, the Trustees approving the Plan and making the foregoing determinations included a majority of the Trustees who are not interested persons of the Acquired Funds or the Decatur Equity Income Fund.

  For the reasons discussed above, the Board of Trustees of each Trust, on behalf of each respective Acquired Fund, recommends that you vote FOR the Plan.

  If the shareholders of an Acquired Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for that Acquired Fund, including liquidation and dissolution.

                       INFORMATION ABOUT THE TRANSACTION

  This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A to the Joint Proxy Statement/Prospectus and incorporated herein by reference.

How will the Transaction be carried out?

  If the shareholders of an Acquired Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the relevant Trust on behalf of its Acquired Fund, and by the Acquiring Trust, on behalf of the Decatur Equity Income Fund, including the delivery of certain documents. Each Trust and the Acquiring Trust will agree on the Closing Date. If the shareholders of an Acquired Fund do not approve the Plan, the Transaction will not take place for that Fund.

  If the shareholders of an Acquired Fund approve the Plan, that Fund will deliver to the Decatur Equity Income Fund substantially all of its assets on the Closing Date. In exchange, the Trust, on behalf of that Acquired Fund, will receive Decatur Equity Income Fund Shares to be distributed pro rata by the Acquired Fund to its shareholders and the Decatur Equity Income Fund will assume the liabilities of that Acquired Fund. The value of the assets to be delivered to the Decatur Equity Income Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

  The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem Decatur Equity Income Fund Shares.

  To the extent permitted by law, the Trusts and the Acquiring Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of an Acquired Fund.

  Due to operational constraints faced by retirement plan administrators, certain retirement plans are expected to exchange shares of the Acquired Funds for shares of the Decatur Equity Income Fund prior to the consummation of the Transaction. The Acquired Funds will incur related transaction costs in connection with such exchanges. It also will result in merger expenses accrued by the Acquired Funds being allocated across a potentially smaller asset base, which could result in higher expense ratios for the Acquired Funds. However, Management believes that the Acquired Funds could also experience certain cost savings as a result of such exchanges.

Who will pay the expenses of the Transaction?

  The expenses resulting from an Acquired Fund's participation in a Transaction will be shared by the following parties in the percentages indicated:

                                            Decatur
                            Acquired    Equity Income
                              Fund          Fund              The Manager
                           ---------    -------------   ----------------------
Core Equity Fund           One-third    Up to $25,000   All remaining expenses
Devon Fund                 One-third      One-third            One-third
Growth and Income Fund     One-third      One-third            One-third

What are the tax consequences of the Transaction?

  The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trusts, on behalf of each Acquired Fund, and for the Acquiring Trust, on behalf of the Decatur Equity Income Fund, it is expected that Stradley Ronon Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Funds for Decatur Equity Income Fund Shares, and (ii) the Decatur Equity Income Fund and its shareholders will not recognize any gain or loss upon receipt of either Acquired Fund's assets.

  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the Decatur Equity Income Fund Shares?

  If the Transaction is approved, full and fractional Decatur Equity Income Fund Shares will be distributed to shareholders of each Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and will have full voting rights. The Decatur Equity Income Fund Shares will be recorded electronically in each shareholder's account. The Decatur Equity Income Fund will then send a confirmation to each shareholder. As described in its prospectus, the Decatur Equity Income Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Acquired Funds will be cancelled.

  All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

  Like the Acquired Funds, the Decatur Equity Income Fund does not routinely hold annual meetings of shareholders. The Decatur Equity Income Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

  The following table sets forth, as of September 30, 2003, the separate capitalizations of the Decatur Equity Income Fund and the Acquired Funds, and the estimated capitalization of the Decatur Equity Income Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Decatur Equity Income Fund is likely to be different when the Transaction is consummated.

                 Decatur Equity Income Fund - Core Equity Fund


                                                                                                          Decatur Equity Income
                                                        Decatur Equity Income       Core Equity Fund      Fund after Transaction
                                                           Fund (unaudited)           (unaudited)              (estimated)*
Net assets (millions)                                        $990,408,022             $27,014,154             $1,017,422,176
Total shares outstanding                                       64,321,794               1,407,091                 66,076,788

                                                                                                           Decatur Equity Income
                                                          Decatur Equity Income      Core Equity Fund        Fund Class A after
                                                         Fund Class A (unaudited)    Class A (unaudited)   Transaction (estimated)*
Net assets (millions)                                          $862,547,767              $20,254,496             $882,802,263
Total shares outstanding                                         56,000,296                1,039,921               57,315,523
Net asset value per share                                      $      15.40              $     19.48             $      15.40

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income      Core Equity Fund        Fund Class B after
                                                         Fund Class B (unaudited)    Class B (unaudited)   Transaction (estimated)*
Net assets (millions)                                           $71,789,418              $4,169,825               $75,959,243
Total shares outstanding                                          4,681,016                 228,032                 4,952,843
Net asset value per share                                       $     15.34              $    18.29               $     15.34

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income      Core Equity Fund        Fund Class C after
                                                         Fund Class C (unaudited)    Class C (unaudited)   Transaction (estimated)*
Net assets (millions)                                           $13,083,243              $2,018,058               $15,101,301
Total shares outstanding                                            847,869                 110,287                   978,657
Net asset value per share                                       $     15.43              $    18.30               $     15.43

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income      Core Equity Fund        Fund Class R after
                                                         Fund Class R (unaudited)    Class R (unaudited)   Transaction (estimated)*
Net assets (millions)                                             $59,312                    $0                     $59,312
Total shares outstanding                                            3,850                     0                       3,850
Net asset value per share                                         $ 15.40                    $0                     $ 15.40

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income      Core Equity Fund     Fund Institutional Class
                                                         Fund Institutional Class    Institutional Class       after Transaction
                                                                (unaudited)              (unaudited)             (estimated)*
Net assets (millions)                                           $42,928,282               $571,775                $43,500,057
Total shares outstanding                                          2,788,763                 28,851                  2,825,915
Net asset value per share                                       $     15.39               $  19.82                $     15.39

                    Decatur Equity Income Fund - Devon Fund

                                                                                                              Decatur Equity Income
                                                                     Decatur Equity Income     Devon Fund    Fund after Transaction
                                                                        Fund (unaudited)      (unaudited)         (estimated)*
Net assets (millions)                                                     $990,408,022        $105,684,188       $1,096,092,210
Total shares outstanding                                                    64,321,794           8,008,256           71,195,509

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income         Devon Fund           Fund Class A after
                                                         Fund Class A (unaudited)    Class A (unaudited)   Transaction (estimated)*
Net assets (millions)                                          $862,547,767              $40,560,634             $903,108,401
Total shares outstanding                                         56,000,296                3,017,253               58,634,103
Net asset value per share                                      $      15.40              $     13.44             $      15.40

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income         Devon Fund           Fund Class B after
                                                         Fund Class B (unaudited)    Class B (unaudited)   Transaction (estimated)*
Net assets (millions)                                           $71,789,418              $47,161,406             $118,950,824
Total shares outstanding                                          4,681,016                3,637,061                7,755,423
Net asset value per share                                       $     15.34              $     12.97             $      15.34

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income         Devon Fund           Fund Class C after
                                                         Fund Class C (unaudited)    Class C (unaudited)   Transaction (estimated)*
Net assets (millions)                                           $13,083,243              $9,683,848               $22,767,091
Total shares outstanding                                            847,869                 747,195                 1,475,468
Net asset value per share                                       $     15.43              $    12.96               $     15.43

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income         Devon Fund           Fund Class R after
                                                         Fund Class R (unaudited)    Class R (unaudited)   Transaction (estimated)*
Net assets (millions)                                             $59,312                  $   14                   $59,326
Total shares outstanding                                            3,850                       1                     3,852
Net asset value per share                                         $ 15.40                  $13.44                   $ 15.40

                                                                                                             Decatur Equity Income
                                                           Decatur Equity Income         Devon Fund        Fund Institutional Class
                                                         Fund Institutional Class    Institutional Class       after Transaction
                                                                (unaudited)              (unaudited)             (estimated)*
Net assets (millions)                                           $42,928,282              $8,278,286               $51,206,568
Total shares outstanding                                          2,788,763                 606,746                 3,326,663
Net asset value per share                                       $     15.39              $    13.64               $     15.39

              Decatur Equity Income Fund - Growth and Income Fund

                                                                                                              Decatur Equity Income
                                                                Decatur Equity Income    Growth and Income   Fund after Transaction
                                                                   Fund (unaudited)      Fund (unaudited)         (estimated)*
Net assets (millions)                                                $990,408,022          $461,429,821          $1,451,837,843
Total shares outstanding                                               64,321,794            36,038,631              94,304,767

                                                                                                             Decatur Equity Income
                                                        Decatur Equity Income     Growth and Income Fund      Fund Class A after
                                                      Fund Class A (unaudited)     Class A (unaudited)     Transaction (estimated)*
Net assets (millions)                                       $862,547,767               $321,075,427             $1,183,623,194
Total shares outstanding                                      56,000,296                 25,019,139                 76,849,350
Net asset value per share                                   $      15.40               $      12.83             $        15.40

                                                                                                             Decatur Equity Income
                                                        Decatur Equity Income     Growth and Income Fund      Fund Class B after
                                                      Fund Class B (unaudited)     Class B (unaudited)     Transaction (estimated)*
Net assets (millions)                                        $71,789,418               $81,400,618               $153,190,036
Total shares outstanding                                       4,681,016                 6,412,735                  9,987,445
Net asset value per share                                    $     15.34               $     12.69               $      15.34

                                                                                                             Decatur Equity Income
                                                        Decatur Equity Income     Growth and Income Fund      Fund Class C after
                                                      Fund Class C (unaudited)     Class C (unaudited)     Transaction (estimated)*
Net assets (millions)                                        $13,083,243               $18,795,535                $31,878,778
Total shares outstanding                                         847,869                 1,483,793                  2,065,985
Net asset value per share                                    $     15.43               $     12.67                $     15.43

                                                                                                             Decatur Equity Income
                                                        Decatur Equity Income     Growth and Income Fund      Fund Class R after
                                                      Fund Class R (unaudited)     Class R (unaudited)     Transaction (estimated)*
Net assets (millions)                                          $59,312                    $   13                    $59,325
Total shares outstanding                                         3,850                         1                      3,852
Net asset value per share                                      $ 15.40                    $12.83                    $ 15.40

                                                                                                             Decatur Equity Income
                                                        Decatur Equity Income     Growth and Income Fund   Fund Institutional Class
                                                      Fund Institutional Class     Institutional Class         after Transaction
                                                             (unaudited)               (unaudited)               (estimated)*
Net assets (millions)                                        $42,928,282               $40,158,228                $83,086,510
Total shares outstanding                                       2,788,763                 3,122,963                  5,398,135
Net asset value per share                                    $     15.39               $     12.86                $     15.39

*If the Transaction is approved for all three Acquired Funds, the capitalization of the Decatur Equity Income Fund will be as follows:

Decatur Equity                                                                       Net assets      Total shares   Net asset value
Income Fund                                                                          (millions)      outstanding       per share
Class A                                                                            $1,244,438,324     80,798,384         $15.40
Class B                                                                            $  204,521,268     13,333,679         $15.34
Class C                                                                            $   43,580,684      2,824,372         $15.43
Class R                                                                            $       59,338          3,852         $15.40
Institutional Class                                                                $   91,936,571      5,973,187         $15.39


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

  This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of each of the Acquired Funds as compared to the Decatur Equity Income Fund. For a complete description of the Decatur Equity Income Fund's investment policies and risks, you should read the Decatur Equity Income Fund Prospectuses, which is included with this Joint Proxy Statement/Prospectus.

  The investment objectives and policies of the Core Equity Fund, the Devon Fund and the Growth and Income Fund, as compared to the Decatur Equity Income Fund, are described in separate sections below. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in a Fund's objective, the Board of Trustees would notify shareholders before the change becomes effective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Core Equity Fund and the Decatur Equity Income Fund?

  Investment Objectives. The Core Equity Fund and the Decatur Equity Income Fund have similar investment objectives. The Core Equity Fund seeks long-term capital appreciation. The Decatur Equity Income Fund seeks total return. The principal difference between the Funds' investment objectives is that, while both Funds seek appreciation of capital, the Decatur Equity Income Fund also seeks income. The investment objective for each Fund is non-fundamental.

  Investment Strategy. The principal difference between the Funds' investment strategies is that, while both Funds invest in securities with value characteristics, the Core Equity Fund also invests in securities with growth characteristics. The Core Equity Fund uses a blended style of investing, which is a combination of value and growth styles, whereas the Decatur Equity Income Fund uses a value-oriented investment approach. Both Funds normally invest most of their assets in equity securities, particularly common stocks, of large companies. The Decatur Equity Income Fund, however, also may invest up to 15% of net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

  While the Funds share similar attributes, there is a significant difference between the Funds' investment strategies regarding taxable investment income. Because the Core Equity Fund seeks long-term capital appreciation, the Fund invests primarily in equity securities that the Manager believes have the potential for long-term capital appreciation. The Decatur Equity Income Fund, however, invests primarily in income-producing stocks of large, well-established companies while seeking total return, as well as high yield bonds. Therefore, shareholders of the Decatur Equity Income Fund could receive higher levels of taxable income than the shareholders of the Core Equity Fund due to the Decatur Equity Income Fund's investment in income-producing common stocks and high-yield bonds.

  Principal Investments. Both Funds, under normal circumstances, will invest at least 80% of their respective assets in equity securities, particularly common stock of large capitalization companies. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

  Additional Investments. Although the Funds normally invest in equity securities, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

  Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. Both Funds may invest in convertible securities, although such investments are not currently a significant part of either Fund's strategy.

  Foreign securities, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank (or non-U.S. bank for GDRs) that represent the bank's holdings of foreign securities. The holder of an ADR or GDR is entitled to the dividends and gains of the underlying foreign securities. The Core Equity Fund may invest up to 10% of total assets in foreign securities, including ADRs and GDRs (however, the Fund currently does not invest in these types of securities). The Decatur Equity Income Fund may invest up to 20% of total assets in foreign securities, and may invest in ADRs without limitation.

  Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both Funds may invest in options and futures for hedging purposes. Certain options and futures may be considered to be derivative securities.

  Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Each Fund may invest in repurchase agreements as a short-term investment for a Fund's cash position. However, each Fund must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

  Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, which include Rule 144A securities (a particular type of restricted security that is eligible for resale only to qualified institutional buyers).

  Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. The Core Equity Fund may invest up to 15% of its net assets in illiquid securities. The Decatur Equity Income Fund may invest up to 10% of its total assets in illiquid securities.

  Temporary Defensive Investments. Both Funds may invest in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, the Core Equity Fund may hold all of its assets in high quality fixed-income securities, cash or cash equivalents and the Decatur Equity Income Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may be unable to achieve its investment objective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Devon Fund and the Decatur Equity Income Fund?

  Investment Objectives. The Devon Fund and the Decatur Equity Income Fund have identical investment objectives. Both Funds seek total return. The investment objective for each Fund is non-fundamental.

  Investment Strategy. Although both Funds seek total return, the Funds differ in their investment strategies. The Devon Fund invests primarily in common stocks that have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. The Decatur Equity Income Fund invests primarily in income-producing stocks of large, well-established companies. Additionally, the Decatur Equity Income Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

  Principal Investments. Both Funds primarily invest in equity securities, particularly common stocks but also including securities that may be converted into common stock.

  Common stock. The Devon Fund invests 90% to 100% of its assets in common stock in accordance with its investment strategy. The Decatur Equity Income Fund, under normal circumstances, will invest at least 80% of its assets in equity securities with a particular focus on common stocks.

  Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. The Devon Fund may invest in convertible securities without limitation; however, it will not invest more than 5% of its net assets in convertible debt securities that are rated below investment grade by a nationally recognized statistical ratings organization, or that are unrated but deemed to be non-investment grade. The Decatur Equity Income Fund may also invest in convertible securities, although such investments are not currently a significant part of the Fund's strategy.

  Additional Investments. Although the Funds normally invest in common stocks, and to a lesser extent in convertible securities, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

  Foreign securities and American Depositary Receipts (ADRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank that represent the bank's holdings of foreign securities. The holder of an ADR is entitled to the dividends and gains of the underlying foreign securities. Both Funds may invest in ADRs without limitation and may make limited investments in foreign securities. In addition, the Devon Fund may invest without limitation in securities of Canadian issuers registered under the Securities Exchange Act of 1934, as amended.

  Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both Funds may invest in options and futures for hedging purposes. In addition, the Devon Fund may invest in options and futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund. The Devon Fund may invest in futures and options on futures if no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and will limit the obligations under such investment in futures and options contracts to not more than 20% of the Fund's assets. Certain options and futures may be considered to be derivative securities.

  Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Each Fund may invest in repurchase agreements as a short-term investment for a Fund's cash position, however each Fund must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

  Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in Rule 144A securities, which are a particular type of restricted security that is eligible for resale only to qualified institutional buyers. The Devon Fund currently limits its investments in other restricted securities to no more than 5% of the Fund's total assets.

  Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. Each Fund may invest up to 10% of its total assets in illiquid securities.

  Temporary Defensive Investments. Both Funds may invest their assets in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, each Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Growth and Income Fund and the Decatur Equity Income Fund?

  Investment Objectives. The Growth and Income Fund and the Decatur Equity Income Fund have similar investment objectives. The Growth and Income Fund's primary objective is capital appreciation, with current income as a secondary objective. The Decatur Equity Income Fund has an objective of total return. The Growth and Income Fund is similar to a total return fund, although the Decatur Equity Income Fund has a somewhat greater emphasis on current income. The investment objective for each Fund is non-fundamental.

  Investment Strategy. Both Funds have similar value-oriented investment strategies and both Funds invest primarily in common stocks of large, well-established companies. The Decatur Equity Income Fund has a specific focus on income producing stocks, and may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

  Principal Investments. Both Funds primarily invest in equity securities, particularly common stock of large capitalization companies. The Decatur Equity Income Fund, under normal circumstances, will invest at least 80% of its assets in equity securities with a particular focus on common stocks, and the Growth and Income Fund will generally invest 90% to 100% of its net assets in common stocks.

  Additional Investments. Although the Funds normally invest in common stocks, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

  Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. Both Funds may invest in convertible securities, although such investments are not currently a significant part of either Fund's strategy.

  Foreign securities and American Depositary Receipts (ADRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank that represent the bank's holdings of foreign securities. The holder of an ADR is entitled to the dividends and gains of the underlying foreign securities. Both Funds may invest up to 20% of their total assets in foreign securities and may invest in ADRs without limitation.

  Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Each Fund may invest in options and futures for hedging purposes. Certain options and futures may be considered to be derivative securities.

  Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Both
Funds may invest in repurchase agreements as a short-term investment for each Fund's cash position, however each must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

  Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, which include Rule 144A securities (a particular type of restricted security that is eligible for resale only to qualified institutional buyers).

  Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. The Funds may invest up to 10% of their total assets in illiquid securities.

  Temporary Defensive Investments. Both Funds may invest their assets in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, each Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Acquired Funds and the Decatur Equity Income Fund differ?

  All of the Funds have adopted identical fundamental investment restrictions, which may not be changed without the approval of a majority vote (as defined under federal law) of shareholders. There are, however, differences between the Funds' non-fundamental policies, some of which have been described above.

What are the risks factors associated with investments in the Acquired Funds and the Decatur Equity Income Fund?

  Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally and on the Manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years. The investment risks for the Funds are explained below.

  Market Risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence. The Funds seek to manage this risk by maintaining a long-term investment approach and by focusing on stocks that the Manager believes can appreciate over an extended time frame regardless of interim market fluctuations. The Manager does not try to predict overall stock market movements and generally does not trade for short-term purposes.

  Industry and Security Risk. Industry and security risk refers to the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. Each Fund seeks to manage this risk by limiting the amount of its assets invested in any one industry and in any individual security. Each Fund also follows a rigorous selection process before choosing securities for its portfolio

  Foreign Risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Investments in ADRs and GDRs, which represent an indirect ownership in foreign securities, are subject to many of the same risks as direct investments in foreign securities. The Funds typically invest only a small portion of their portfolios in foreign securities. When a Fund does purchase foreign securities, they are often denominated in U.S. dollars. Currently, the Core Equity Fund does not exercise its ability to invest up to 10% in foreign securities and, therefore, at this time it does not have any direct foreign risk.

  Futures and Options Risk. Futures and options risk is the risk that a Fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a Fund from using the strategy. The Devon Fund is the only Fund that invests significantly in futures or options. The Funds will buy and sell futures and options for defensive purposes, such as to protect gains in the portfolio without actually selling a security. In addition, the Devon Fund may invest in options and futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund.

  Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio securities cannot be readily sold within seven days at approximately the price that the Fund values them. The Funds seek to mitigate liquidity risk by limiting its exposure to illiquid securities.

  Interest Rate Risk. To the extent that the Decatur Equity Income Fund invests in high-yield bonds and that the Funds invest in convertible debt securities, these Funds may be affected by adverse changes in interest rates. The Decatur Equity Income Fund attempts to mitigate this risk by limiting the amount of high yield bonds on its portfolio to 15% of net assets. The interest rate risk of convertible debt securities may be offset somewhat by the convertibility feature.

  Credit Risk. Because the Decatur Equity Income Fund may invest in high-yield bonds, the Fund is at risk that a bond's issuer may be unable to make timely payments of interest and principal. The Decatur Equity Income Fund seeks to mitigate this risk by limiting the amount of high-yield bonds in its portfolio to 15% of the Fund's net assets. In addition, the Fund typically invests in bonds rated BB or B, and does not invest in bonds rated lower than C or Ca, by a nationally recognized statistical ratings organization, or, if unrated, that the Manager believes are of comparable quality. The Fund also combines careful, credit-oriented bond selection and the Manager's commitment to hold a diversified selection of high-yield bonds to further reduce the Fund's credit risk.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

  Provided that a quorum is present, the approval of the Plan for each Acquired Fund requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of an Acquired Fund held on the Record Date. If sufficient votes to approve the proposal for an Acquired Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to that Fund to permit further solicitations of proxies. The holders of a majority of shares of an Acquired Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to that Fund. The Meeting may also be adjourned by the chairperson of the Meeting.

  Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting and will have the dame effect as a vote "against" the Plan. It is not anticipated that the Acquired Funds will receive any broker non-votes.

How do I ensure my vote is accurately recorded?

  You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet.

Can I revoke my proxy?

  You may revoke your proxy at any time before it is voted by sending a written notice to the Trust for your Fund expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker/dealer and you wish to vote your shares in person at the Meeting, you must obtain a "legal proxy" from your broker/dealer and present it to the Inspector of Elections at the Meeting.

What other matters will be voted upon at the Meeting?

  The Board of Trustees of each Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

  Only shareholders of record of each Acquired Fund at the close of business on the Record Date which is October 31, 2003 will be entitled to vote at the Meeting. As of the Record Date, there were 1,695,854.591 outstanding shares of the Core Equity Fund, 7,654,703.975 outstanding shares of the Devon Fund and 35,576,724.783 outstanding shares of the Growth and Income Fund.

What other solicitations will be made?

  This proxy solicitation is being made by the Board of Trustees of each Acquired Fund for use at the Meeting. The cost of this proxy solicitation will be shared as set forth above under "Information About the Transaction." In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

  In addition to solicitation services to be provided by D.F. King & Co., Inc. ("D.F. King"), as described below, proxies may be solicited by the Trustees, officers and employees of each Trust and the Acquiring Trust (none of whom will receive compensation therefor in addition to their regular salaries) and/ or regular employees of the Manager or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the Acquired Fund's shares, and such persons will be reimbursed for their expenses.

  The Acquired Fund has retained D.F. King at an estimated fee of $193,871, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Fund has also agreed to indemnify D.F. King against certain liabilities and expenses, including liabilities under the federal securities laws. D.F. King is located at 77 Water Street, New York, New York 10005.

                INFORMATION ABOUT THE DECATUR EQUITY INCOME FUND

  Information about the Decatur Equity Income Fund is included in the Decatur Equity Income Fund Prospectuses, which is attached to and considered a part of this Joint Proxy Statement/Prospectus. Additional information about the Decatur Equity Income Fund is included in its Statement of Additional Information dated January 31, 2003, as supplemented, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103. It is anticipated that a new prospectus and statement of additional information for the Decatur Equity Income Fund will be available in late January 2004 and will be delivered to shareholders of the Acquired Funds when available. These documents will supersede the current Decatur Equity Income Fund Prospectuses and Statement of Additional Information, and will be incorporated by reference into this Joint Proxy Statement/Prospectus at that time.

  This Joint Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Decatur Equity Income Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Decatur Equity Income Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                     INFORMATION ABOUT THE CORE EQUITY FUND

  Information about the Core Equity Fund is included in its current Prospectus dated June 30, 2003, as supplemented, Annual Report to Shareholders for the fiscal year ended April 30, 2003, Statement of Additional Information, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

                        INFORMATION ABOUT THE DEVON FUND

  Information about the Devon Fund is included in its current Prospectus dated December 31, 2002, as supplemented, Annual Report to Shareholders for the fiscal year ended October 31, 2002, Semiannual Report to Shareholders for the six month period ended April 30, 2003, Statement of Additional Information dated December 31, 2002, as amended, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/ Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

                  INFORMATION ABOUT THE GROWTH AND INCOME FUND

  Information about the Growth and Income Fund is included in its current Prospectus dated January 31, 2003, as supplemented, Annual Report to Shareholders for the fiscal year ended November 30, 2002, Semiannual Report to Shareholders for the six month period ended May 31, 2003, Statement of Additional Information dated January 31, 2003, as amended May 1, 2003, and the Statement of Additional Information dated November 17, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

                          INFORMATION ABOUT EACH FUND

  Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                          PRINCIPAL HOLDERS OF SHARES

  On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of each Acquired Fund.

  To the best knowledge of each Acquired Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of that Acquired Fund. Each Acquired Fund has no knowledge of beneficial ownership.


-----------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                         Name and Address of Account            Share Amount   Percentage
-----------------------------------------------------------------------------------------------------------------------------------
                 Core Equity Fund                         RS DMTC 401(k) Plan                               6,637.710        6.32%
                 Class C Shares                           Oncology Therapy Services LLP
                                                          Attention: Retirement Plans
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

                 Core Equity Fund                         RS DMTC MMP                                      24,058.640       84.29%
                 Institutional Shares                     UFCW Money Purchase Plan
                                                          Attention: Retirement Plans
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

                 Devon Fund                               MLPF&S For the Sole Benefit of its Customers     58,179.560        7.96%
                 Class C Shares                           SEC 97H05
                                                          Attention: Fund Administration
                                                          4800 Deer Lake Drive East, 2nd Floor
                                                          Jacksonville, FL 32246-6484

                 Devon Fund                               Delaware Management Business Trust - DMC              1.000      100.00%
                 Class R Shares                           Attention: Joseph H. Hastings
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

                 Devon Fund                               RS DMC Employee Profit Sharing Plan             176,616.750       49.07%
                 Institutional Shares                     Delaware Management Company
                                                          Employee Profit Sharing Trust
                                                          C/O Rick Seidel
                                                          2005 Market Street
                                                          Philadelphia, PA 19103


-----------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                       Name and Address of Account             Share Amount    Percentage
-----------------------------------------------------------------------------------------------------------------------------------
                                                       RS DMTC 401(k) Plan                                 122,735.520      34.10%
                                                       Strick Corporation
                                                       Attention: Retirement Plans
                                                       2005 Market Street
                                                       Philadelphia, PA 19103
                                                       DMTC R/S 401(k)                                      27,439.360       7.62%
                                                       Alta College 401(k) Plan
                                                       Attention: Retirement Plans
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

             Growth and Income Fund                    MLPF&S For the Sole Benefit of its Customers        126,006.580       8.54%
             Class C Shares                            SEC#97HY7
                                                       Attention: Fund Administration
                                                       4800 Deer Lake Drive East, 2nd Floor
                                                       Jacksonville, FL 32246-6484

             Growth and Income Fund                    Delaware Management Business Trust - DMC                  1.000     100.00%
             Class R Shares                            Attention: Joseph H. Hastings
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

             Growth and Income Fund                    Lincoln National Life Insurance Company           2,423,200.670      80.66%
             Institutional Class Shares                Attention: Cammie Kline
                                                       1300 S. Clinton Street
                                                       Fort Wayne, IN 46802-3518

                                                       RS DMC Employee Management Profit Sharing Plan      167,310.530       5.56%
                                                       Delaware Management Company
                                                       Employee Profit Sharing Trust
                                                       C/O Rick Seidel
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

  On the Record Date, the officers and trustees of the Acquiring Trust, as a group, owned less than 1% of the outstanding shares of the Decatur Equity Income Fund.

  To the best knowledge of the Decatur Equity Income Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the Decatur Equity Income Fund. The Decatur Equity Income Fund has no knowledge of beneficial ownership.


-----------------------------------------------------------------------------------------------------------------------------------
Fund/Class                                                        Name and Address of Account            Share Amount    Percentage
-----------------------------------------------------------------------------------------------------------------------------------
              Decatur Equity Income Fund                 MLPF&S For the Sole Benefit of its Customers      245,658.510       5.32%
              Class B Shares                             SEC#97FA4
                                                         Attention: Fund Administration
                                                         4800 Deer Lake Drive East, 2nd Floor
                                                         Jacksonville, FL 32246-6484

              Decatur Equity Income Fund                 MLPF&S For the Sole Benefit of its Customers      108,524.500      12.79%
              Class C Shares                             SEC#97HY6
                                                         Attention: Fund Administration
                                                         4800 Deer Lake Drive East, 2nd Floor
                                                         Jacksonville, FL 32246-6484

              Decatur Equity Income Fund                 MLPF&S For the Sole Benefit of its Customers       39,753.880      99.99%
              Class R Shares                             SEC#97016
                                                         Attention: Fund Administration
                                                         4800 Deer Lake Drive East, 2nd Floor
                                                         Jacksonville, FL 32246-6484

              Decatur Equity Income Fund                 RS 401(k) Plan                                  1,139,781.580      40.78%
              Institutional Shares                       Day & Zimmerman Start
                                                         Attention: Andy Geist
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

                                                         RS Non Trust 401(k) Plan                          570,349.870      20.41%
                                                         Elevator Constructors Annuity 401(k) Plan
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

                                                         RS DMC Employee Profit Sharing Plan               223,229.260       7.98%
                                                         Delaware Management Co.
                                                         Employee Profit Sharing Trust
                                                         C/O Rick Seidel
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

                                EXHIBIT TO JOINT
                           PROXY STATEMENT/PROSPECTUS

Exhibit
-------
     A Form of Agreement and Plan of Reorganization between each Trust (on behalf of each Acquired Fund) and the Acquiring Trust (on behalf of the Decatur Equity Income Fund).

                       OTHER DOCUMENTS INCLUDED WITH THIS
                        JOINT PROXY STATEMENT/PROSPECTUS

     o Prospectus of the Decatur Equity Income Fund, dated January 31, 2003, as previously filed via EDGAR is incorporated into this filing by reference to Post-Effective Amendment No. 120 filed January 31, 2003.

          o Prospectus Supplement of the Decatur Equity Income Fund dated August 22, 2003, as previously filed via EDGAR, is incorporated into this filing by reference herein to 497 filed on August 22, 2003.

          o Prospectus Supplement of the Decatur Equity Income Fund dated September 9, 2003, as previously filed via EDGAR, is incorporated into this filing by reference herein to 497 filed on September 9, 2003.

     o Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2002 as previously filed via EDGAR is incorporated herein by reference to the N-30D filed on January 28, 2003.

     o Semiannual Report to Shareholders of the Decatur Equity Income Fund for the six month period ended May 31, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-30D filed on July 30, 2003.

                                                                      EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group Equity Funds II (the "Acquiring Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund"), and [Delaware Group _____________ Fund] (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series [Delaware _____________ Fund] (the "Acquired Fund").

                             PLAN OF REORGANIZATION

  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Decatur Equity Income Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class A ("Decatur Equity Income Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class B ("Decatur Equity Income Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class C ("Decatur Equity Income Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class R ("Decatur Equity Income Fund Class R Shares"),
(e) shares of beneficial interest, no par value of the Decatur Equity Income Fund - Institutional Class ("Decatur Equity Income Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Trust on behalf of the Decatur Equity Income Fund of all of the liabilities of the Acquired Fund;
(ii) the distribution of (a) Decatur Equity Income Fund Class A shares to the shareholders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Decatur Equity Income Fund Class B Shares to the shareholders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), (c) Decatur Equity Income Fund Class C Shares to the shareholders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), (d) Decatur Equity Income Fund Class R Shares to the shareholders of Acquired Fund - Class R Shares ("Acquired Fund Class R Shares"), and (e) Decatur Equity Income Fund Institutional Class Shares to the shareholders of Acquired Fund - Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                   AGREEMENT

  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

  1.
Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund

   (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of the Decatur Equity Income Fund hereinafter provided, the Trust, on behalf of the Acquired Fund, agrees that it will sell, convey, transfer and deliver to the Acquiring Trust, on behalf of the Decatur Equity Income Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Trust, on behalf of the Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust agrees to use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

   (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust on behalf of the Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Trust agrees at the Closing to assume the Liabilities, on behalf of the Decatur Equity Income Fund, and to deliver to the Trust on behalf of the Acquired Fund: (i) the number of Decatur Equity Income Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Decatur Equity Income Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Decatur Equity Income Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Decatur Equity Income Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Decatur Equity Income Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

   (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Decatur Equity Income Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Decatur Equity Income Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Decatur Equity Income Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Decatur Equity Income Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

   (d) At the Closing, each shareholder of record of the Trust shall be entitled to surrender the same to the transfer agent for the Acquiring Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Decatur Equity Income Fund shares into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Trust shall not be issued, but such fractional shares shall continue to be carried by the Acquiring Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be deemed for all Decatur Equity Income Fund purposes to evidence ownership of the number of shares of beneficial interest of the Decatur Equity Income Fund into which the shares of beneficial interest of the Acquired Fund (which prior to Closing were represented thereby) have been converted.

   (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

  2. Valuation

   (a) The value of the Acquired Fund's Net Assets to be acquired by the Decatur Equity Income Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

   (b) The net asset value of a share of beneficial interest of the Decatur Equity Income Fund Class A Shares, Decatur Equity Income Fund Class B Shares, Decatur Equity Income Fund Class C Shares, Decatur Equity Income Fund Class R Shares and Decatur Equity Income Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Decatur Equity Income Fund's currently effective prospectus and statement of additional information.

   (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

  3. Closing and Valuation Date

   The Valuation Date shall be [_________], 2004, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Acquiring Trust, One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Decatur Equity Income Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Decatur Equity Income Fund is practicable in the judgment of the Acquiring Trust and Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Decatur Equity Income Fund's Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245]. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of the Decatur Equity Income Fund to be delivered at the Closing to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust in such manner as the Trust may request that such shares of beneficial interest of the Decatur Equity Income Fund have been registered in an open account on the books of the Decatur Equity Income Fund.

  4. Representations and Warranties by the Trust

   The Trust represents and warrants to the Acquiring Trust that:

   (a) The Trust is a statutory trust created under the laws of the State of Delaware on [_________], and is validly existing and in good standing under the laws of that State. The Trust, of which the Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

   (c) The financial statements appearing in the Acquired Fund Annual Report to Shareholders for the fiscal year ended [_________], audited by Ernst & Young, LLP, copies of which have been delivered to the Acquiring Trust, and any unaudited financial statements, copies of which may be furnished to the Acquiring Trust, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of the Acquired Fund made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

   (e) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (g) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

   (h) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

   (i) The Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

   (j) Neither the Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

   (k) The Trust does not have any unamortized or unpaid organizational fees or expenses.

   (l) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  5. Representations and Warranties by the Acquiring Trust

   The Acquiring Trust represents and warrants to the Trust that:

   (a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on [_______], and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which the Decatur Equity Income Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Decatur Equity Income Fund. Each outstanding share of the Decatur Equity Income Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

   (c) At the Closing, each class of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

   (d) The statement of assets and liabilities of the Decatur Equity Income Fund to be furnished by the Acquiring Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to
Section 1 hereof will accurately reflect the net assets of the Decatur Equity Income Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (e) At the Closing, the Acquiring Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (f) The Acquiring Trust has the necessary power and authority to conduct its business and the business of the Decatur Equity Income Fund as such businesses are now being conducted.

   (g) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

   (h) The Acquiring Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

   (i) Neither the Acquiring Trust nor the Decatur Equity Income Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   (j) The books and records of the Decatur Equity Income Fund made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Decatur Equity Income Fund.

   (k) The Acquiring Trust has elected to treat the Decatur Equity Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Decatur Equity Income Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  6. Representations and Warranties by the Trust and the Acquiring Trust

   The Trust and the Acquiring Trust each represents and warrants to the other that:

   (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

   (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

   (c) It has duly and timely filed, on behalf of the Acquired Fund or the Decatur Equity Income Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Decatur Equity Income Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Decatur Equity Income Fund. On behalf of the Acquired Fund or the Decatur Equity Income Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Decatur Equity Income Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Decatur Equity Income Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Decatur Equity Income Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Decatur Equity Income Fund, as appropriate.

   (d) All information provided to the Trust by the Acquiring Trust, and by the Trust to the Acquiring Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

   (e) Except in the case of the Trust with respect to the approval of the Acquired Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

  7. Covenants of the Trust

   (a) The Trust covenants to operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

   (b) The Trust undertakes that the Acquired Fund will not acquire the shares of beneficial interest of the Decatur Equity Income Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

   (c) The Trust covenants that by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

   (d) The Trust will at the Closing provide the Acquiring Trust with:

           (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Decatur Equity Income Fund.

           (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Decatur Equity Income Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

   (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

   (f) The Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

  8. Covenants of the Acquiring Trust

   (a) The Acquiring Trust covenants that the shares of beneficial interest of the Decatur Equity Income Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Decatur Equity Income Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

   (b) The Acquiring Trust covenants to operate the business of the Decatur Equity Income Fund as presently conducted between the date hereof and the Closing.

   (c) The Acquiring Trust covenants that by the Closing, all of the Decatur Equity Income Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   (d) The Acquiring Trust shall supply to the Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

   (e) The Acquiring Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Decatur Equity Income Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

  9. Conditions Precedent to be Fulfilled by the Trust and the Acquiring Trust

   The obligations of the Trust and the Acquiring Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

   (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

   (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

   (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

   (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

   (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

   (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Decatur Equity Income Fund.

   (g) That prior to or at the Closing, the Trust and the Acquiring Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Trust and the Acquiring Trust in certificates delivered to SRSY:

           (1) The acquisition by the Decatur Equity Income Fund of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Decatur Equity Income Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Decatur Equity Income Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Decatur Equity Income Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of
     Section 368(b) of the Code;

           (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

           (3) No gain or loss will be recognized by the Decatur Equity Income Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

           (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Decatur Equity Income Fund shares to the Acquired
     Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

           (5) The basis of the assets of the Acquired Fund received by the Decatur Equity Income Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

           (6) The holding period of the assets of the Acquired Fund received by the Decatur Equity Income Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

           (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

           (8) The basis of the Decatur Equity Income Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

           (9) The holding period of the Decatur Equity Income Fund's shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

           (10) The Decatur Equity Income Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)- 1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in
     Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

   (h) That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

           (1) The Trust was created as a statutory trust under the laws of the State of Delaware on [_________], and is validly existing and in good standing under the laws of the State of Delaware;

           (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Trust and of the Acquired Fund. Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

           (3) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

           (4) Except as disclosed in the Acquired Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Acquired Fund;

           (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

           (6) Neither the execution, delivery nor performance of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

           (7) This Agreement has been validly authorized, executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

   (i) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

           (1) The Acquiring Trust was created as a statutory trust under the laws of the State of Delaware on [____________], and is validly existing and in good standing under the laws of the State of Delaware;

           (2) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the Decatur Equity Income Fund were issued in accordance with the 1940 Act and the Acquiring Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Decatur Equity Income Fund were sold, issued and paid for in accordance with the terms of the Decatur Equity Income Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

           (3) The Acquiring Trust is an open-end investment company of the management type registered as such under the 1940 Act;

           (4) Except as disclosed in the Decatur Equity Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Decatur Equity Income Fund;

           (5) The shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or the Decatur Equity Income Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

           (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

           (7) Neither the execution, delivery nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

           (8) This Agreement has been validly authorized, executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

   In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

   (j) That the Acquiring Trust's Registration Statement with respect to the shares of beneficial interest of the Decatur Equity Income Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (k) That the shares of beneficial interest of the Decatur Equity Income Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

   (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Decatur Equity Income Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

  10. Fees and Expenses; Other Agreements

   (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne [one-third by the Acquired Fund, one-third by Decatur Equity Income Fund, and one-third by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Decatur Equity Income Fund and the Acquired Fund.]/ [one-third by the Acquired Fund, up to $25,000 by Decatur Equity Income Fund, and the remainder by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Decatur Equity Income Fund and the Acquired Fund.]

   (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Trust under this Agreement with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

   (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Acquiring Trust under this Agreement with respect to any series of the Acquiring Trust, or in connection with the transactions contemplated herein with respect to any series of the Acquiring Trust, shall be discharged only out of the assets of that series of the Acquiring Trust, and no other series of the Acquiring Trust shall be liable with respect thereto.

  11. Termination; Waiver; Order

   (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

           (1) by mutual consent of the Trust and the Acquiring Trust;

           (2) by the Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

           (3) by the Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Trust.

   (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2004, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Acquiring Trust.

   (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

   (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).

   (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the Trust nor the Acquiring Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

   (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

  12. Liability of the Acquiring Trust and the Trust

   (a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Decatur Equity Income Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Decatur Equity Income Fund, or in connection with the transactions contemplated herein with respect to Decatur Equity Income Fund, shall be discharged only out of the assets of the Decatur Equity Income Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the directors, officers, employees or agents of the Acquiring Trust, or any of them.

   (b) Each party acknowledges and agrees that all obligations of the Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Decatur Equity Income Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

  13. Final Tax Returns and Forms 1099 of the Acquired Fund

   (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

   (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

  14. Cooperation and Exchange of Information

   The Acquiring Trust and the Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Acquired Fund and Decatur Equity Income Fund for its taxable period first ending after the Closing and for all prior taxable periods.

  15. Entire Agreement and Amendments

   This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

  16. Counterparts

   This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

  17. Notices

   Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust or the Acquiring Trust at One Commerce Square, Philadelphia, PA 19103, Attention:
Secretary.

  18. Governing Law

   This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

  19. Effect of Facsimile Signature

   A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

   IN WITNESS WHEREOF, the Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.


                                     Trust, on behalf of the
                                     Acquired Fund



                                     By: _________________________

                                     Title:________________________




                                     Acquiring Trust, on behalf of the
                                     Decatur Equity Income Fund



                                     By:__________________________

                                     Title:_________________________